UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1.                      Schedule of Investments.
Attached hereto.

AVK Advent Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2013 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 149.6%
	Convertible Bonds - 107.0%
	Aerospace & Defense - 1.1%
$3,000,000	Alliant Techsystems, Inc.(a)	BB	3.000%	08/15/2024	08/20/14 @ 100	$3,783,750
1,301,000	L-3 Communications Holdings, Inc.(a)	BB+	3.000%	08/01/2035	N/A	1,402,641
						5,186,391

	Airlines - 0.1%
292,000	United Airlines, Inc.	B	4.500%	01/15/2015	N/A	559,545

	Apparel - 0.1%
313,000	Iconix Brand Group, Inc.(a) (b)	NR	1.500%	03/15/2018	N/A	375,796

	Auto Manufacturers - 1.6%
6,966,000	Navistar International Corp.(a) (c)	CCC	3.000%	10/15/2014	N/A	7,031,306
EUR 200,000	Volkswagen International Finance NV (Netherlands)(b)	BBB	5.500%	11/09/2015	N/A	302,329
						7,333,635

	Auto Parts & Equipment - 1.2%
EUR 2,687,000	Faurecia, Series EO (France)	B3	3.250%	01/01/2018	N/A	869,769
4,866,000	Meritor, Inc.(a) (d)	B-	4.000%	02/15/2027	02/15/19 @ 100	4,537,545
						5,407,314

	Banks - 0.1%
400,000	National Bank of Abu Dhabi PJSC, Series NBAD (United Arab Emirates)	A+	1.000%	03/12/2018	N/A	418,000

	Biotechnology - 5.8%
4,460,000	Cubist Pharmaceuticals, Inc.(a)	NR	2.500%	11/01/2017	N/A	9,834,300
1,016,000	Dendreon Corp.(a)	NR	2.875%	01/15/2016	N/A	742,950
3,907,000	Gilead Sciences, Inc., Series C(a)	A-	1.000%	05/01/2014	N/A	10,636,807
1,324,000	InterMune, Inc.(a)	NR	2.500%	12/15/2017	N/A	1,878,425
2,839,000	Merrimack Pharmaceuticals, Inc.	NR	4.500%	07/15/2020	N/A	2,937,277
180,000	QIAGEN Finance Luxembourg SA, Series QGEN (Luxembourg)	NR	1.500%	08/18/2024	N/A	296,244
						26,326,003

	Building Materials - 0.7%
1,600,000	Asia Cement Corp. (Taiwan)(e)	NR	0.000%	06/07/2016	N/A	1,636,000
1,237,000	Cemex SAB de CV (Mexico)	NR	4.875%	03/15/2015	N/A	1,484,400
						3,120,400

	Coal - 3.2%
12,629,000	Alpha Appalachia Holdings, Inc.(a)	B	3.250%	08/01/2015	N/A	11,831,794
2,740,000	Alpha Natural Resources, Inc.(a)	B-	2.375%	04/15/2015	N/A	2,555,050
						14,386,844

	Commercial Services - 0.1%
JPY 40,000,000	Park24 Co. Ltd. (Japan)(e)	NR	0.000%	04/26/2018	N/A	432,718

	Computers - 3.0%
EUR 534,500	Capital Gemini SA, Series CAP (France)	BBB	3.500%	01/01/2014	N/A	302,421
7,749,000	EMC Corp., Series B(a)	A	1.750%	12/01/2013	N/A	12,650,281
EUR 356,500	Ingenico, Series ING (France)	NR	2.750%	01/01/2017	N/A	282,493
310,000	SanDisk Corp.(a)	BB	1.500%	08/15/2017	N/A	394,281
						13,629,476

	Diversified Financial Services - 2.1%
295,000	Air Lease Corp.	NR	3.875%	12/01/2018	N/A	370,041
4,100,000	Hong Kong Exchanges and Clearing Ltd. (China)	NR	0.500%	10/23/2017	N/A	4,305,000
HKD 14,000,000	Tong Jie Ltd., Series 363 (British Virgin Islands)(e)	NR	0.000%	02/18/2018	N/A	1,796,179
2,867,000	Walter Investment Management Corp.(a)	NR	4.500%	11/01/2019	N/A	3,076,649
						9,547,869

	Electric - 0.4%
CNY 7,500,000	China Power International Development Ltd. (China)	NR	2.250%	05/17/2016	N/A	1,936,522

	Electrical Components & Equipment - 2.2%
9,877,000	General Cable Corp.(a)	B+	0.875%	11/15/2013	N/A	9,858,481

	Electronics - 0.7%
2,750,000	TPK Holding Co. Ltd., Series REGS (Cayman Islands)(e)	NR	0.000%	10/01/2017	N/A	2,928,750
JPY 20,000,000	Yaskawa Electric Corp. (Japan)(e)	NR	0.000%	03/16/2017	N/A	259,977
						3,188,727

	Engineering & Construction - 0.1%
400,000	YTL Corp. Finance Labuan Ltd. (Malaysia)	NR	1.875%	03/18/2015	N/A	439,500

	Food - 0.6%
GBP 1,550,000	J Sainsbury PLC (United Kingdom)	NR	4.250%	07/16/2014	N/A	2,614,238

	Gas - 0.9%
3,500,000	ENN Energy Holdings Ltd. (Cayman Islands)(e)	NR	0.000%	02/26/2018	N/A	3,915,625

	Hand & Machine Tools - 0.7%
EUR 200,000	KUKA AG, Series KU2 (Germany)	NR	2.000%	02/12/2018	N/A	293,428
JPY 240,000,000	OSG Corp. (Japan)(e)	NR	0.000%	04/04/2022	N/A	2,956,230
						3,249,658

	Health Care Products - 9.9%
6,698,000	HeartWare International, Inc.(a)	NR	3.500%	12/15/2017	N/A	8,230,167
HKD 100,000,000	Hengan International Group Co. Ltd. (Cayman Islands)(e)	NR	0.000%	06/27/2018	N/A	13,281,154
2,247,000	Hologic, Inc., Series 2010(a) (d) (f)	B+	2.000%	12/15/2037	12/15/16 @ 100	2,650,056
9,750,000	Hologic, Inc.(a) (d) (g)	B+	2.000%	12/15/2037	12/15/13 @ 100	9,804,893
6,940,000	Hologic, Inc., Series 2012(a) (d) (h)	B+	2.000%	03/01/2042	03/06/18 @ 100	7,417,125
3,957,000	Volcano Corp.(a)	NR	1.750%	12/01/2017	N/A	3,778,935
						45,162,330

	Health Care Services - 2.4%
7,481,000	LifePoint Hospitals, Inc.(a)	B	3.500%	05/15/2014	N/A	8,210,397
2,414,000	Molina Healthcare, Inc.(a) (b)	NR	1.125%	01/15/2020	N/A	2,656,909
						10,867,306

	Holding Companies-Diversified - 0.2%
400,000	Giant Great Ltd. (British Virgin Islands)	NR	3.000%	07/21/2016	N/A	489,700
400,000	Siem Industries, Inc., Series SUBC (Cayman Islands)	NR	1.000%	09/12/2019	N/A	385,520
						875,220

	Home Builders - 3.0%
4,780,000	Lennar Corp.(a) (b)	BB-	2.000%	12/01/2020	12/01/13 @ 100	6,022,800
4,134,000	Ryland Group, Inc.(a)	BB-	1.625%	05/15/2018	N/A	5,865,113
1,549,000	Toll Brothers Finance Corp.(a) (b)	BB+	0.500%	09/15/2032	09/15/17 @ 100	1,556,745
						13,444,658

	Household Products & Housewares - 0.9%
4,037,000	Jarden Corp.(a) (b)	B	1.500%	06/15/2019	N/A	4,158,110

	Insurance - 2.2%
6,933,000	Radian Group, Inc.(a)	B-	3.000%	11/15/2017	N/A	9,883,858

	Internet - 4.9%
406,000	BroadSoft, Inc.	NR	1.500%	07/01/2018	N/A	418,180
2,619,000	Equinix, Inc.(a)	B+	3.000%	10/15/2014	N/A	4,264,060
5,507,000	priceline.com, Inc.(a) (c)	BBB	1.000%	03/15/2018	N/A	6,601,516
11,300,000	WebMD Health Corp.(a)	NR	2.500%	01/31/2018	N/A	11,045,750
						22,329,506

	Investment Companies - 1.8%
EUR 200,000	Aabar Investments PJSC, Series REGS (United Arab Emirates)	NR	4.000%	05/27/2016	N/A	290,799
5,429,000	Ares Capital Corp.(a) (b)	BBB	4.375%	01/15/2019	N/A	5,395,069
2,400,000	Billion Express Investments Ltd. (British Virgin Islands)	NR	0.750%	10/18/2015	N/A	2,466,600
						8,152,468

	Iron & Steel - 2.1%
456,833	ArcelorMittal, Series MTUS (Luxembourg)(a) (c)	B+	6.000%	01/15/2016	N/A	9,714,828

	Lodging - 1.4%
5,518,000	MGM Resorts International(a) (c)	B+	4.250%	04/15/2015	N/A	6,445,714

	Machinery-Diversified - 0.5%
232,000	AGCO Corp.(a)	BB+	1.250%	12/15/2036	12/19/13 @ 100	321,610
JPY 31,000,000	Ebara Corp., Series 6 (Japan)(e)	NR	0.000%	03/19/2018	N/A	408,152
JPY 100,000,000	IHI Corp. (Japan)(e)	NR	0.000%	03/29/2016	N/A	1,518,733
						2,248,495

	Media - 0.2%
GBP 100,000	ITV PLC (United Kingdom)	BBB-	4.000%	11/09/2016	N/A	391,292
320,000	Liberty Interactive, LLC(b)	BB	0.750%	03/30/2043	04/05/23 @ 100	360,800
						752,092

	Metal Fabricate & Hardware - 0.1%
535,000	RTI International Metals, Inc.	NR	1.625%	10/15/2019	N/A	545,700

	Mining - 6.3%
10,200,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	11,202,150
2,509,000	Goldcorp, Inc. (Canada)(a)	BBB+	2.000%	08/01/2014	N/A	2,545,067
5,933,000	Newmont Mining Corp., Series B(a)	BBB+	1.625%	07/15/2017	N/A	6,567,089
8,705,000	Royal Gold, Inc.(a)	NR	2.875%	06/15/2019	N/A	8,427,528
						28,741,834

	Oil & Gas - 3.6%
9,766,000	Chesapeake Energy Corp.(a)	BB-	2.250%	12/15/2038	12/15/18 @ 100	8,569,665
580,000	Cobalt International Energy, Inc.(a)	NR	2.625%	12/01/2019	N/A	649,963
533,000	Goodrich Petroleum Corp.	CCC	5.000%	10/01/2029	10/01/14 @ 100	545,992
500,000	Lukoil International Finance BV (Netherlands)	BBB	2.625%	06/16/2015	N/A	541,250
2,505,000	Premier Oil Finance Jersey Ltd., Series PMO (Jersey)	NR	2.500%	07/27/2018	N/A	2,900,038
300,000	Seadrill Ltd. (Bermuda)	NR	3.375%	10/27/2017	N/A	451,800
2,898,000	Stone Energy Corp.(a)	B-	1.750%	03/01/2017	N/A	2,802,004
						16,460,712

	Oil & Gas Services - 3.2%
5,278,000	Hornbeck Offshore Services, Inc.(a) (b)	BB-	1.500%	09/01/2019	N/A	6,379,782
EUR 6,228,000	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	8,157,712
						14,537,494

	Pharmaceuticals - 7.1%
4,296,000	Auxilium Pharmaceuticals, Inc.(a)	NR	1.500%	07/15/2018	N/A	4,357,755
1,793,000	Isis Pharmaceuticals, Inc.(a) (b)	NR	2.750%	10/01/2019	N/A	3,303,602
2,571,000	Medivation, Inc.(a)	NR	2.625%	04/01/2017	N/A	3,568,869
197,000	Pacira Pharmaceuticals, Inc.(b)	NR	3.250%	02/01/2019	N/A	309,906
4,212,000	Salix Pharmaceuticals Ltd.(a)	NR	1.500%	03/15/2019	N/A	5,404,523
JPY 340,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(e)	NR	0.000%	09/17/2015	N/A	4,503,431
4,260,000	Shire PLC, Series SHP (Jersey)	NR	2.750%	05/09/2014	N/A	5,009,760
97,000	Theravance, Inc.(a)	NR	2.125%	01/15/2023	N/A	150,350
4,837,000	Vivus, Inc.(b)	NR	4.500%	05/01/2020	N/A	5,659,290
						32,267,486

	Real Estate - 3.5%
SGD 10,500,000	CapitaLand Ltd., Series REGS (Singapore)	NR	1.850%	06/19/2020	N/A	7,858,825
7,843,000	Forest City Enterprises, Inc.(b)	BB-	3.625%	08/15/2020	08/15/18 @ 100	7,745,498
EUR 90,455	IMMOFINANZ AG (Austria)	NR	4.250%	03/08/2018	N/A	533,291
						16,137,614

	Real Estate Investment Trusts - 7.6%
8,746,000	Annaly Capital Management, Inc.(a)	NR	5.000%	05/15/2015	N/A	8,860,791
EUR 400,000	BENI Stabili SpA (Italy)	NR	3.375%	01/17/2018	N/A	563,433
2,579,000	BioMed Realty, LP(b)	NR	3.750%	01/15/2030	01/21/15 @ 100	3,151,216
2,486,000	Boston Properties, LP(a) (b)	A-	3.625%	02/15/2014	N/A	2,579,225
293,000	DDR Corp.	BBB-	1.750%	11/15/2040	11/20/15 @ 100	350,135
GBP 300,000	Derwent London Capital Jersey Ltd. (Jersey)	BBB	2.750%	07/15/2016	N/A	549,189
2,000,000	Derwent London Capital No. 2 Jersey Ltd., Series DLN (Jersey)	BBB	1.125%	07/24/2019	N/A	3,049,943
380,000	Host Hotels & Resorts, LP(a) (b)	BBB-	2.500%	10/15/2029	10/20/15 @ 100	539,363
510,000	NorthStar Realty Finance, LP(b)	NR	5.375%	06/15/2033	06/15/23 @ 100	540,919
1,758,000	Redwood Trust, Inc.(a)	NR	4.625%	04/15/2018	N/A	1,756,901
6,571,000	SL Green Operating Partnership, LP(a) (b)	BB+	3.000%	10/15/2017	N/A	8,074,116
4,402,000	Starwood Property Trust, Inc.(a)	BB-	4.000%	01/15/2019	N/A	4,671,623
						34,686,854

	Retail - 0.1%
JPY 20,000,000	AEON Co. Ltd., Series 7 (Japan)	BBB+	0.300%	11/22/2013	N/A	300,697
155,000	Group 1 Automotive, Inc.(d)	B+	2.250%	06/15/2036	06/15/16 @ 100	198,884
						499,581

	Semiconductors - 6.9%
7,602,000	Advanced Micro Devices, Inc.(a)	B	6.000%	05/01/2015	N/A	7,872,821
291,000	LAM Research Corp.(a)	BBB-	1.250%	05/15/2018	N/A	340,106
277,000	Microchip Technology, Inc.	NR	2.125%	12/15/2037	N/A	426,753
2,601,000	Micron Technology, Inc.	BB-	1.875%	06/01/2014	N/A	2,913,120
6,064,000	Micron Technology, Inc., Series A(a) (c)	NR	1.500%	08/01/2031	08/05/15 @ 100	8,686,680
183,000	Novellus Systems, Inc.	BBB-	2.625%	05/15/2041	N/A	283,765
370,000	ON Semiconductor Corp., Series B	BB+	2.625%	12/15/2026	12/20/16 @ 100	427,813
4,600,000	SK Hynix, Inc. (South Korea)	NR	2.650%	05/14/2015	N/A	5,023,200
3,455,000	Xilinx, Inc.(a)	BBB+	2.625%	06/15/2017	N/A	5,638,128
						31,612,386

	Software - 7.8%
4,412,000	Allscripts Healthcare Solutions, Inc.(a) (b)	NR	1.250%	07/01/2020	N/A	4,988,317
1,932,000	Cornerstone OnDemand, Inc.(b)	NR	1.500%	07/01/2018	N/A	2,047,920
4,568,000	Electronic Arts, Inc.(a)	NR	0.750%	07/15/2016	N/A	5,027,655
9,995,000	Nuance Communications, Inc.(a)	BB-	2.750%	08/15/2027	08/20/14 @ 100	11,569,213
8,737,000	Salesforce.com, Inc.(a) (b)	BB	0.250%	04/01/2018	N/A	8,704,236
2,900,000	Take-Two Interactive Software, Inc.	NR	1.000%	07/01/2018	N/A	3,059,500
						35,396,841

	Telecommunications - 6.0%
2,874,000	Ciena Corp.(a)	B	0.875%	06/15/2017	N/A	2,798,558
6,363,000	Ciena Corp.(a) (b)	B	3.750%	10/15/2018	N/A	8,617,888
13,184,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (b)	NR	8.250%	12/01/2040	12/01/17 @ 100	14,667,200
415,000	Ixia	NR	3.000%	12/15/2015	N/A	455,981
JPY 40,000,000	KDDI Corp. (Japan)(e)	NR	0.000%	12/14/2015	N/A	769,051
						27,308,678

	Transportation - 0.6%
2,357,000	Ship Finance International Ltd. (Bermuda)	NR	3.250%	02/01/2018	N/A	2,371,731
JPY 20,000,000	Yamato Holdings (Japan)(e)	NR	0.000%	03/07/2016	N/A	265,823
						2,637,554

	Total Convertible Bonds - 107.0%
	(Cost $460,722,564)					486,794,061

	Corporate Bonds - 34.7%
	Aerospace & Defense - 0.1%
625,000	Kratos Defense & Security Solutions, Inc.(a)	B	10.000%	06/01/2017	06/01/14 @ 105	678,125

	Auto Manufacturers - 0.4%
625,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.(a)	B	8.000%	06/15/2019	06/15/15 @ 104	685,156
625,000	Ford Motor Co.(a)	BB+	6.625%	10/01/2028	N/A	703,626
325,000	Navistar International Corp.	CCC	8.250%	11/01/2021	11/01/14 @ 104	333,938
						1,722,720

	Auto Parts & Equipment - 0.6%
1,075,000	Dana Holding Corp.(a)	BB	6.750%	02/15/2021	02/15/16 @ 103	1,152,938
1,000,000	Goodyear Tire & Rubber Co.(a)	B+	8.250%	08/15/2020	08/15/15 @ 104	1,120,000
500,000	Pittsburgh Glass Works, LLC(a) (b)	B+	8.500%	04/15/2016	04/15/14 @ 102	521,250
						2,794,188

	Banks - 2.5%
3,255,000	Ally Financial, Inc.(a)	B+	4.625%	06/26/2015	N/A	3,362,780
1,450,000	Ally Financial, Inc.(a)	B+	7.500%	09/15/2020	N/A	1,689,250
975,000	CIT Group, Inc.(a) (b)	BB-	5.500%	02/15/2019	N/A	1,027,406
5,334,000	Synovus Financial Corp.(a)	B+	5.125%	06/15/2017	N/A	5,440,680
						11,520,116

	Building Materials - 0.5%
1,138,000	Ainsworth Lumber Co. Ltd. (Canada)(a) (b)	B	7.500%	12/15/2017	12/15/14 @ 104	1,211,970
1,050,000	Boise Cascade Co.(a)	B+	6.375%	11/01/2020	11/01/15 @ 105	1,090,687
						2,302,657

	Chemicals - 1.8%
625,000	Ashland, Inc.(a) (b)	BB	4.750%	08/15/2022	05/15/22 @ 100	618,750
625,000	Ashland, Inc.(b)	BB	4.750%	08/15/2022	N/A	618,750
1,250,000	Celanese US Holdings, LLC(a)	BB+	4.625%	11/15/2022	N/A	1,221,875
1,250,000	Cornerstone Chemical Co., Series AI(a)	B-	9.375%	03/15/2018	03/15/15 @ 107	1,318,750
625,000	Phibro Animal Health Corp.(a) (b)	B	9.250%	07/01/2018	07/01/14 @ 105	671,875
1,250,000	Rockwood Specialties Group, Inc.(a)	BB	4.625%	10/15/2020	10/15/15 @ 103	1,275,000
1,250,000	Tronox Finance, LLC(a) (b)	BB-	6.375%	08/15/2020	08/15/15 @ 105	1,203,125
1,275,000	Vertellus Specialties, Inc.(a) (b)	CCC+	9.375%	10/01/2015	10/01/13 @ 102	1,192,125
						8,120,250

	Coal - 0.2%
751,000	SunCoke Energy, Inc.(a)	B+	7.625%	08/01/2019	08/01/14 @ 106	786,673

	Commercial Services - 1.2%
625,000	Cenveo Corp.	CCC	11.500%	05/15/2017	05/15/15 @ 106	553,125
925,000	Cenveo Corp.(a)	CCC+	8.875%	02/01/2018	02/01/14 @ 104	908,813
1,050,000	Neff Rental, LLC / Neff Finance Corp.(a) (b)	B	9.625%	05/15/2016	05/15/14 @ 104	1,115,625
1,250,000	Prospect Medical Holdings, Inc.(b)	B-	8.375%	05/01/2019	05/01/15 @ 106	1,318,750
400,000	Sotheby's(a) (b)	BB	5.250%	10/01/2022	10/01/17 @ 103	388,000
1,250,000	United Rentals North America, Inc.(a)	BB	5.750%	07/15/2018	07/15/15 @ 103	1,343,750
						5,628,063

	Computers - 0.3%
1,250,000	Seagate HDD Cayman (Cayman Islands)(a) (b)	BB+	4.750%	06/01/2023	N/A	1,200,000

	Diversified Financial Services - 1.3%
1,530,000	Air Lease Corp.(a) (d)	BBB-	5.625%	04/01/2017	N/A	1,614,150
1,400,000	International Lease Finance Corp.(a)	BBB-	8.250%	12/15/2020	N/A	1,624,000
100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	08/01/2018	08/01/15 @ 103	101,500
150,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(a)	B+	7.875%	10/01/2020	10/01/16 @ 104	161,625
825,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	07/01/2021	01/01/17 @ 103	827,062
1,561,000	SLM Corp., Series MTN	BBB-	3.875%	09/10/2015	N/A	1,598,074
						5,926,411

	Electrical Components & Equipment - 0.3%
1,250,000	International Wire Group Holdings, Inc.(a) (b)	B	8.500%	10/15/2017	10/15/15 @ 104	1,303,125

	Entertainment - 0.1%
644,000	Six Flags Entertainment Corp.(a) (b)	BB-	5.250%	01/15/2021	01/15/16 @ 104	631,120

	Environmental Control - 0.3%
1,250,000	Casella Waste Systems, Inc.	CCC	7.750%	02/15/2019	02/15/15 @ 104	1,218,750

	Food - 0.5%
1,500,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450%	03/15/2028	N/A	1,492,500
950,000	Marfrig Holding Europe BV (Netherlands)(a) (b)	B	9.875%	07/24/2017	01/24/16 @ 105	964,250
						2,456,750

	Forest Products & Paper - 0.8%
1,200,000	Appvion, Inc.(a)	CCC+	11.250%	12/15/2015	N/A	1,362,000
925,000	Catalyst Paper Corp. (Canada)(a) (i)	NR	11.000%	10/30/2017	12/15/13 @ 100	557,312
300,000	Neenah Paper, Inc.(b)	BB-	5.250%	05/15/2021	05/15/16 @ 104	297,000
1,200,000	Sappi Papier Holding GmbH (Austria)(a) (b)	BB	6.625%	04/15/2021	04/15/16 @ 103	1,167,000
300,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	327,000
						3,710,312

	Health Care Products - 0.3%
1,250,000	Biomet, Inc.	B-	6.500%	08/01/2020	08/01/15 @ 105	1,318,750

	Health Care Services - 1.5%
2,575,000	HCA Holdings, Inc.(a)	B-	7.750%	05/15/2021	11/15/15 @ 104	2,806,750
1,875,000	Health Net, Inc.(a)	BB	6.375%	06/01/2017	N/A	1,968,750
625,000	HealthSouth Corp.(a)	BB-	8.125%	02/15/2020	02/15/15 @ 104	687,500
1,250,000	IASIS Healthcare, LLC / IASIS Capital Corp.(a)	CCC+	8.375%	05/15/2019	05/15/14 @ 106	1,318,750
						6,781,750

	Home Builders - 0.1%
325,000	DR Horton, Inc.	BB	5.750%	08/15/2023	05/15/23 @ 100	325,000

	Household Products & Housewares - 2.2%
8,750,000	Reynolds Group Issuer, Inc.(a)	CCC+	8.500%	05/15/2018	05/15/14 @ 104	9,143,750
200,000	Reynolds Group Issuer, Inc.	CCC+	9.875%	08/15/2019	08/15/15 @ 105	217,000
500,000	Reynolds Group Issuer, Inc.(a)	B+	5.750%	10/15/2020	10/15/15 @ 104	510,000
						9,870,750

	Insurance - 0.1%
300,000	Fidelity & Guaranty Life Holdings, Inc.(b)	BB-	6.375%	04/01/2021	04/01/16 @ 105	306,000

	Internet - 0.4%
1,250,000	Equinix, Inc.(a)	BB	5.375%	04/01/2023	04/01/18 @ 103	1,246,875
500,000	NetFlix, Inc.(b)	BB-	5.375%	02/01/2021	N/A	507,500
						1,754,375

	Investment Companies - 0.1%
EUR 300,000	R&R PIK PLC (United Kingdom)(b)	CCC+	9.250%	05/15/2018	05/10/14 @ 102	413,293

	Iron & Steel - 0.4%
300,000	Commercial Metals Co.	BB+	4.875%	05/15/2023	02/15/23 @ 100	280,500
748,000	Edgen Murray Corp.(a) (b)	B+	8.750%	11/01/2020	11/01/15 @ 107	751,740
150,000	Permian Holdings, Inc.(b)	B-	10.500%	01/15/2018	07/15/15 @ 108	148,500
835,000	Steel Dynamics, Inc.(a) (b)	BB+	6.375%	08/15/2022	08/15/17 @ 103	880,925
						2,061,665

	Leisure Time - 0.2%
300,000	Carlson Wagonlit BV (Netherlands)(b)	B+	6.875%	06/15/2019	06/15/15 @ 105	312,375
625,000	Viking Cruises Ltd. (Bermuda)(a) (b)	B+	8.500%	10/15/2022	10/15/17 @ 104	692,187
						1,004,562

	Lodging - 1.5%
900,000	Caesars Entertainment Operating Co., Inc.(a)	B-	8.500%	02/15/2020	02/15/16 @ 104	840,938
2,947,305	Inn of the Mountain Gods Resort & Casino(a) (b) (j)	NR	1.250%	11/30/2020	10/01/13 @ 100	2,792,571
300,000	MCE Finance Ltd. (Cayman Islands)(b)	BB-	5.000%	02/15/2021	02/15/16 @ 104	287,250
2,594,756	MTR Gaming Group, Inc.(a) (k)	B-	11.500%	08/01/2019	08/01/15 @ 106	2,743,954
						6,664,713

	Machinery-Diversified - 0.3%
570,000	Case New Holland, Inc.(a)	BB+	7.875%	12/01/2017	N/A	671,175
625,000	Cleaver-Brooks, Inc.(a) (b)	B	8.750%	12/15/2019	12/15/15 @ 107	673,437
						1,344,612

	Media - 2.3%
875,000	CCO Holdings, LLC / CCO Holdings Capital Corp.(a)	BB-	6.500%	04/30/2021	04/30/15 @ 105	903,437
625,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	5.250%	09/30/2022	09/30/17 @ 103	585,937
625,000	Clear Channel Communications, Inc.	CCC+	9.000%	12/15/2019	07/15/15 @ 105	626,562
312,000	Clear Channel Communications, Inc.	CCC+	11.250%	03/01/2021	03/01/16 @ 108	334,620
625,000	DISH DBS Corp.(b)	BB-	5.125%	05/01/2020	N/A	617,188
5,051,000	Media General, Inc.(a)	B+	11.750%	02/15/2017	02/15/14 @ 106	5,606,610
1,250,000	Starz, LLC / Starz Finance Corp.(a)	BB	5.000%	09/15/2019	09/15/15 @ 103	1,265,625
625,000	Univision Communications, Inc.(a) (b)	B+	6.875%	05/15/2019	05/15/15 @ 103	670,313
						10,610,292

	Mining - 1.6%
1,250,000	American Gilsonite Co.(a) (b)	B	11.500%	09/01/2017	09/01/14 @ 109	1,321,875
375,000	Barminco Finance Pty Ltd. (Australia)(b)	B-	9.000%	06/01/2018	N/A	345,000
2,135,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	B+	6.875%	02/01/2018	02/01/14 @ 105	2,185,706
335,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	B+	8.250%	11/01/2019	11/01/15 @ 104	355,100
1,025,000	FQM Akubra, Inc. (Canada)(a) (b)	B+	8.750%	06/01/2020	06/01/16 @ 104	1,081,375
625,000	Kaiser Aluminum Corp.(a)	BB-	8.250%	06/01/2020	06/01/16 @ 104	703,125
1,250,000	St Barbara Ltd. (Australia)(a) (b)	B	8.875%	04/15/2018	10/15/15 @ 107	1,150,000
						7,142,181

	Miscellaneous Manufacturing - 0.6%
925,000	Dispensing Dynamics International(b)	B-	12.500%	01/01/2018	01/01/16 @ 106	948,125
625,000	LSB Industries, Inc.(b)	B+	7.750%	08/01/2019	08/01/16 @ 104	625,000
1,075,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg)(a) (b)	B+	8.750%	02/01/2019	08/01/15 @ 104	1,072,313
						2,645,438

	Oil & Gas - 4.8%
2,542,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(a)	B	9.625%	10/15/2018	10/15/14 @ 105	2,681,810
1,100,000	Bill Barrett Corp.(a)	B+	7.625%	10/01/2019	10/01/15 @ 104	1,171,500
800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.	B-	7.875%	04/15/2022	01/15/17 @ 104	810,000
200,000	Calumet Specialty Products Partners, LP/Calumet Finance Corp.	B	9.625%	08/01/2020	08/01/16 @ 105	222,000
950,000	Chesapeake Energy Corp.(a)	BB-	7.250%	12/15/2018	N/A	1,075,875
400,000	Clayton Williams Energy, Inc.(a)	B-	7.750%	04/01/2019	04/01/15 @ 104	411,000
975,000	Drill Rigs Holdings, Inc. (Marshall Islands)(a) (b)	B	6.500%	10/01/2017	10/01/15 @ 103	996,937
175,000	EP Energy, LLC / EP Energy Finance, Inc.(a)	B	9.375%	05/01/2020	05/01/16 @ 105	199,500
5,548,000	Lightstream Resources Ltd. (Canada)(a) (b)	CCC+	8.625%	02/01/2020	02/01/16 @ 104	5,437,040
350,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(b)	B-	9.250%	06/01/2021	06/01/16 @ 107	344,313
350,000	Parker Drilling Co.	B+	9.125%	04/01/2018	04/01/14 @ 105	376,250
1,503,000	Plains Exploration & Production Co.(a)	BBB	6.125%	06/15/2019	06/15/16 @ 103	1,611,007
625,000	Plains Exploration & Production Co.(a)	BBB	6.750%	02/01/2022	02/01/17 @ 103	669,674
500,000	Range Resources Corp.(a)	BB	8.000%	05/15/2019	05/15/14 @ 104	542,500
180,000	Range Resources Corp.(a)	BB	5.000%	08/15/2022	02/15/17 @ 103	182,700
1,250,000	Samson Investment Co.(a) (b)	B-	10.000%	02/15/2020	02/15/16 @ 105	1,331,250
630,000	SandRidge Energy, Inc.(a)	B-	7.500%	03/15/2021	03/15/16 @ 104	626,850
445,000	SandRidge Energy, Inc.(a)	B-	8.125%	10/15/2022	04/15/17 @ 104	453,900
625,000	Talos Production, LLC / Talos Production Finance, Inc.(b)	CCC+	9.750%	02/15/2018	02/15/15 @ 105	612,500
1,250,000	Tesoro Corp.(a)	BB+	5.375%	10/01/2022	10/01/17 @ 103	1,243,750
250,000	Unit Corp.	BB-	6.625%	05/15/2021	05/15/16 @ 103	261,250
500,000	W&T Offshore, Inc.(a)	B	8.500%	06/15/2019	06/15/15 @ 104	531,250
						21,792,856

	Oil & Gas Services - 0.5%
800,000	Forbes Energy Services Ltd.(a)	B	9.000%	06/15/2019	06/15/15 @ 105	808,000
1,500,000	SESI, LLC(a)	BBB-	6.375%	05/01/2019	05/01/15 @ 103	1,590,000
						2,398,000

	Pharmaceuticals - 0.3%
1,250,000	Valeant Pharmaceuticals International(a) (b)	B	6.375%	10/15/2020	10/15/16 @ 103	1,296,875

	Pipelines - 1.5%
500,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.(a)	B+	8.875%	02/15/2018	02/15/14 @ 104	535,000
1,175,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.(a)	B	8.375%	06/01/2019	06/01/15 @ 104	1,216,125
300,000	Genesis Energy, LP / Genesis Energy Finance Corp.	B	5.750%	02/15/2021	02/15/17 @ 103	297,750
4,359,000	Niska Gas Storage US, LLC / Niska Gas Storage Canada ULC(a)	B+	8.875%	03/15/2018	03/15/14 @ 104	4,576,950
400,000	Tesoro Logistics, LP(b)	BB-	5.875%	10/01/2020	10/01/16 @ 103	406,000
						7,031,825

	Real Estate - 0.2%
750,000	Kennedy-Wilson, Inc.(a)	BB-	8.750%	04/01/2019	04/01/15 @ 104	817,500

	Real Estate Investment Trusts - 0.5%
1,465,000	Host Hotels & Resorts, LP(a)	BBB-	6.000%	10/01/2021	07/01/21 @ 100	1,603,869
570,000	OMEGA Healthcare Investors, Inc.(a)	BBB-	5.875%	03/15/2024	03/15/17 @ 103	588,525
						2,192,394

	Retail - 1.1%
625,000	Burlington Coat Factory Warehouse Corp.	CCC	10.000%	02/15/2019	02/15/15 @ 105	701,562
625,000	Dave & Buster's, Inc.(a)	B-	11.000%	06/01/2018	06/01/14 @ 106	696,875
1,000,000	Fiesta Restaurant Group, Inc.(a)	B	8.875%	08/15/2016	02/15/14 @ 104	1,070,000
90,000	Hot Topic, Inc.(b)	B	9.250%	06/15/2021	06/15/16 @ 107	94,050
750,000	Jo-Ann Stores, Inc.(b)	CCC+	8.125%	03/15/2019	03/15/14 @ 104	774,375
950,000	Rite AID Corp.	CCC	9.250%	03/15/2020	03/15/16 @ 105	1,062,813
625,000	Toys "R" Us, Inc.	CCC+	7.375%	10/15/2018	N/A	571,094
						4,970,769

	Telecommunications - 2.5%
1,250,000	Cincinnati Bell, Inc.(a)	CCC+	8.750%	03/15/2018	03/15/14 @ 104	1,306,250
1,350,000	EarthLink, Inc.(a) (b)	B+	7.375%	06/01/2020	06/01/16 @ 106	1,339,875
EUR 300,000	Eircom Finance Ltd. (Ireland)(b)	B	9.250%	05/15/2020	05/15/16 @ 105	374,454
EUR 300,000	Eircom Finance Ltd., Series REGS (Ireland)	B	9.250%	05/15/2020	05/15/16 @ 105	374,454
300,000	Hughes Satellite Systems Corp.(a)	B+	6.500%	06/15/2019	N/A	320,250
625,000	Intelsat Luxembourg SA (Luxembourg)(b)	CCC+	7.750%	06/01/2021	06/01/17 @ 104	660,156
1,000,000	Level 3 Communications, Inc.	CCC+	11.875%	02/01/2019	02/01/15 @ 106	1,157,500
1,100,000	NII Capital Corp.(a)	CCC	7.625%	04/01/2021	04/01/16 @ 104	893,750
1,925,000	Sprint Nextel Corp.(a) (b)	BB+	9.000%	11/15/2018	N/A	2,285,937
625,000	Sprint Nextel Corp.(b)	BB+	7.000%	03/01/2020	N/A	684,375
650,000	Telesat Canada / Telesat, LLC (Canada)(a) (b)	B-	6.000%	05/15/2017	05/15/14 @ 103	665,438
500,000	Windstream Corp.(a)	B	7.750%	10/01/2021	10/01/16 @ 104	535,000
650,000	Windstream Corp.(a)	B	7.500%	06/01/2022	06/01/17 @ 104	672,750
						11,270,189

	Transportation - 0.8%
190,000	Gulfmark Offshore, Inc.(a)	BB-	6.375%	03/15/2022	03/15/17 @ 103	195,225
625,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a)	B+	8.125%	02/15/2019	02/15/15 @ 104	597,656
950,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc. (Marshall Islands)(a)	BB-	8.875%	11/01/2017	11/01/13 @ 104	1,001,062
625,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)(a) (b)	B+	9.250%	04/15/2019	04/15/14 @ 107	676,563
275,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)	B+	9.250%	04/15/2019	04/15/14 @ 107	297,688
400,000	Swift Services Holdings, Inc.(a)	B+	10.000%	11/15/2018	11/15/14 @ 105	449,000
375,000	Ultrapetrol Bahamas Ltd. (Bahamas)(b)	B-	8.875%	06/15/2021	06/15/16 @ 107	384,375
						3,601,569

	Total Corporate Bonds - 34.7%
	(Cost $154,175,524)					157,614,618

	Term Loans - 0.8%(l)
625,000	Caraustar Industries, Inc.	B+	7.500%	05/01/2019	N/A	$631,094
625,000	Intrawest ULC	CCC	10.750%	12/04/2018	N/A	651,562
1,246,875	Sorenson Communication, Inc.	B-	9.500%	10/31/2014	N/A	1,248,434
1,250,000	Sprint Industrial Holdings, LLC	CCC+	11.250%	05/14/2019	N/A	1,262,500
	(Cost $3,706,667)					3,793,590

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 3.1%
	Advertising - 0.1%
348	Interpublic Group of Cos., Inc., Series B(m)	B+	5.250%	-		461,225

	Aerospace & Defense - 0.1%
4,490	United Technologies Corp.	BBB+	7.500%	08/01/2015		287,944

	Auto Manufacturers - 0.3%
23,035	General Motors Co., Series B(a)	BB-	4.750%	12/01/2013		1,150,368

	Banks - 0.2%
780	Bank of America Corp., Series L(a) (m)	BB+	7.250%	-		875,815

	Diversified Financial Services - 0.2%
14,095	AMG Capital Trust II(a)	BB+	5.150%	10/15/2037		812,224

	Insurance - 0.7%
59,946	MetLife, Inc.(a)	BBB-	5.000%	03/26/2014		3,420,519

	Oil & Gas - 0.2%
832	Chesapeake Energy Corp.(a) (b) (m)	B-	5.750%	-		916,968

	Real Estate Investment Trusts - 0.1%
11,273	Alexandria Real Estate Equities, Inc., Series D(m)	NR	7.000%	-		287,477
3,965	Health Care REIT, Inc., Series I(m)	BB+	6.500%	-		238,059
						525,536

	Telecommunications - 1.2%
5,639	Lucent Technologies Capital Trust I	CCC-	7.750%	03/15/2017		5,544,547

	Total Convertible Preferred Stocks - 3.1%
	(Cost $13,116,692)					13,995,146

	Common Stocks - 3.7%
	Auto Manufacturers - 1.2%
148,984	General Motors Co.(c) (n)					5,344,056

	Computers - 0.3%
103,873	Dell, Inc.					1,316,071

	Health Care Services - 0.3%
49,747	Brookdale Senior Living, Inc.(a) (n)					1,448,633

	Insurance - 0.4%
39,000	American International Group, Inc.(c)					1,774,890

	Media - 0.5%
55,873	DISH Network Corp., Class A(a) (n)					2,494,729

	Telecommunications - 1.0%
149,916	Vodafone Group PLC, ADR (United Kingdom)(a)					4,489,984

	Total Common Stocks - 3.7%
	(Cost $16,346,081)					16,868,363

	Warrants - 0.3%
446,146	MannKind Corp.(a) (n)			02/08/2016		1,539,204
	(Cost $287,157)

	Total Long-Term Investments - 149.6%
	(Cost $648,354,685)					680,604,982

Contracts	Options Purchased(n)		Expiration Date	Exercise Price		Value
	Call Options Purchased - 0.0%+
1,456	Onyx Pharmaceuticals, Inc.		August 2013	$140.00		$174,720
	(Cost $145,946)

	Put Options Purchased - 0.2%
3,255	SPDR S&P 500 ETF Trust		September 2013	$165.00		664,020
	(Cost $689,857)

	Total Options Purchased - 0.2%
	(Cost $835,803)					838,740

Number
of Shares	Description					Value
	Short-Term Investments - 8.1%
	Money Market - 8.1%
36,865,200	Goldman Sachs Financial Prime Obligations - Administration Share Class (o)					$36,865,200
	(Cost $36,865,200)

	Total Investments - 157.9%
	(Cost $686,055,688)					718,308,922
	Other Assets in excess of Liabilities - 0.2%					979,619
	Total Value of Options Written - (0.5%) (Premiums received $2,129,134)					(2,438,641)
	Margin Loan - (37.4%)					(170,000,000)
	Reverse Repurchase Agreements - (20.2%)					(92,000,000)
	Net Assets - 100.0%					$454,849,900

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - Great Britain Pound
GmbH - Limited Liability
HKD - Hong Kong Dollar
JPY - Japense Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
PJSC - Private Joint Stock Company
Pty - Proprietary
S&P - Standard & Poor's
SA - Corporation
SAB de CV - Publicly Traded Company
SCA - Limited Partnership
SGD - Singapore Dollar
SpA - Limited Share Company
ULC - Unlimited Liability Company

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
~	The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's Rating Group ("S&P), Moody's Investor Services, Inc. ("Moody's) or Fitch Ratings ("Fitch").  Securities classified as NR are not rated. (For securities not rated by S&P, the rating by Moody's is provided.  Likewise, for securities not rated by S&P and Moody's, the rating by Fitch is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
+	Less than 0.1%
(a)	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2013, the total amount segregated was $439,853,068.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2013 these securities amounted to $152,498,911, which represents 33.5% of net assets applicable to common shares.

(c)	All or a portion of this security is segregated as collateral (or a potential collateral for future transactions) for written options.
(d)	Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(e)	Zero coupon bond.
(f)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(g)	Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.
(h)	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
(i)
The issuer of this security may elect to pay the 11.000% coupon entirely in cash, or accrue interest at a rate of 13.000% per annum and make interest payments as follows: (1) 7.5% in cash and (2) 5.5% payment-in-kind shares issued out of the restructuring.

(j)	The issuer of this security will make interest payments of 1.250% payment-in-kind shares until first notes issued are repaid. Thereafter, 2.125% payment-in-kind shares and 11.875% in cash.
(k)
The issuer of this security may elect to accrue interest at a rate of 11.500% per annum and make interest payments as follows: (1) 10.500% in cash and (2) 1.000% in payment-in-kind shares until August 1, 2013. Thereafter, the issuer will pay the 11.500% coupon entirely in cash.

(l)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(m)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of July 31, 2013.
(n)	Non-income producing security.
(o)	All or a portion of this security has been segregated in connection with forward exchange currency contracts. At July 31, 2013, the total amount segregated was $36,865,200.

	Contracts (100 shares per contract)	Options Written(a)	Expiration Month	Exercise Price	Value
		Call Options Written - (0.4%)
	390	American International Group, Inc.	November 2013	$52.50	$(24,960)
	2,541	ArcelorMittal	January 2014	14.00	(189,305)
	1,486	General Motors Co.	December 2013	39.00	(179,806)
	2,540	MGM Resorts International	January 2015	17.00	(699,770)
	2,478	Micron Technology, Inc.	January 2014	15.00	(314,706)
	2,473	Micron Technology, Inc.	October 2013	15.00	(192,894)
	625	Navistar International Corp.	January 2014	39.00	(150,000)
	40	priceline.com, Inc.	January 2014	875.00	(270,560)
		Total Value of Call Options Written			(2,022,001)
		(Premiums received $(1,729,452))

		Put Options Written - (0.1%)
	3,255	SPDR S&P 500 ETF Trust	September 2013	161.00	(416,640)
		(Premiums received $(399,682))

		Total Value of Options Written - (0.5%)
		(Premiums received $(2,129,134))			$(2,438,641)
(a)	Non-income producing security.

Country Breakdown as % of Long-Term Investments*
United States	79.1%
Luxembourg	3.4%
Cayman Islands	3.2%
Canada	1.7%
Jersey	1.7%
Japan	1.7%
France	1.4%
United Kingdom	1.2%
Singapore	1.2%
China	0.9%
South Korea	0.7%
British Virgin Islands	0.7%
Australia	0.6%
Marshall Islands	0.5%
Bermuda	0.5%
Netherlands	0.3%
Austria	0.3%
Taiwan	0.2%
Mexico	0.2%
Ireland	0.1%
United Arab Emirates	0.1%
Italy	0.1%
Malaysia	0.1%
Bahamas	0.1%
Germany	0.0%**
*Subject to change daily.
**Less than 0.1%.

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2013 (unaudited)

Forward exchange currency contracts
						Net Unrealized
	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/13	Appreciation/(Depreciation)
EUR	1,357,000
for USD	1,768,797	The Bank of New York Mellon	9/19/13	1,768,796	1,802,210	$33,414

GBP	438,000
for USD	672,811	The Bank of New York Mellon	9/19/13	672,811	663,800	(9,011)

GBP	242,000
for USD	368,902	The Bank of New York Mellon	9/19/13	368,902	366,757	(2,145)

GBP	100,000
for USD	154,230	The Bank of New York Mellon	8/1/13	154,230	151,605	(2,625)

GBP	1,418,000
for USD	2,161,975	The Bank of New York Mellon	9/19/13	2,161,975	2,149,015	(12,960)

JPY	104,000,000
for USD	1,064,801	The Bank of New York Mellon	9/19/13	1,064,801	1,057,671	(7,130)

JPY	141,000,000
for USD	1,484,887	The Bank of New York Mellon	9/19/13	1,484,887	1,433,957	(50,930)

SGD	271,000
for USD	212,688	The Bank of New York Mellon	9/19/13	212,688	212,731	43

						$(51,344)

						Net Unrealized
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/13	Appreciation/(Depreciation)
EUR	4,562,000
for USD	6,089,723	The Bank of New York Mellon	9/19/13	6,089,723	6,058,720	$31,003

EUR	95,000
for USD	121,947	The Bank of New York Mellon	9/19/13	121,947	126,168	(4,221)

EUR	282,000
for USD	372,732	The Bank of New York Mellon	9/19/13	372,732	374,520	(1,788)

EUR	5,222,000
for USD	6,970,743	The Bank of New York Mellon	9/19/13	6,970,743	6,935,255	35,488

GBP	1,280,000
for USD	2,012,736	The Bank of New York Mellon	9/19/13	2,012,736	1,939,872	72,864

GBP	100,625
for USD	153,735	The Bank of New York Mellon	8/1/13	153,735	152,553	1,182

GBP	2,942,000
for USD	4,626,148	The Bank of New York Mellon	9/19/13	4,626,148	4,458,675	167,473

GBP	2,200,000
for USD	3,345,423	The Bank of New York Mellon	9/19/13	3,345,423	3,334,155	11,268

JPY	426,000,000
for USD	4,491,397	The Bank of New York Mellon	9/19/13	4,491,397	4,332,383	159,014

JPY	40,000,000
for USD	420,634	The Bank of New York Mellon	9/19/13	420,634	406,796	13,838

JPY	20,000,000
for USD	197,755	The Bank of New York Mellon	9/19/13	197,755	203,398	(5,643)

JPY	65,000,000
for USD	649,841	The Bank of New York Mellon	9/19/13	649,841	661,044	(11,203)

JPY	806,000,000
for USD	8,497,807	The Bank of New York Mellon	9/19/13	8,497,807	8,196,949	300,858

SGD	1,181,000
for USD	942,230	The Bank of New York Mellon	9/19/13	942,230	927,067	15,163

SGD	9,000,000
for USD	7,180,412	The Bank of New York Mellon	9/19/13	7,180,411	7,064,863	115,548

						$900,844

Total unrealized appreciation for forward currency contracts						$849,500

At July 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation Derivatives and Foreign Currency
$688,220,567	$42,773,284	$(12,684,929)	$30,088,355	$539,993

Securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees at July 31, 2013.

GAAP requires disclosure of fair valuation measurements as of each measurement date.  In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1.Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended July 31, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of July 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(Value in $000s)
Assets:
Convertible Bonds	$-	$486,794	$-	$486,794
Corporate Bonds	-	157,615	-	157,615
Term Loans	-	3,793	-	3,793
Convertible Preferred Stocks	13,995	-	-	13,995
Common Stocks	16,868	-	-	16,868
Warrants	-	1,539	-	1,539
Call Options Purchased	175	-	-	175
Put Options Purchased	664	-	-	664
Money Market Fund	36,865	-	-	36,865
Forward Exchange Currency Contracts	-	957	-	957
Total	$68,567	$650,698	$-	$719,265
Liabilities:
Call Options Written	$2,022	$-	$-	$2,022
Put Options Written	417	-	-	417
Forward Exchange Currency Contracts	-	107	-	107
Total	$2,439	$107	$-	$2,546

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2013

By:	/s/Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 27, 2013